INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	Gross
	Carrying	Accumulated
At December 31, 2021	Amount	Amortization	Net
	$	$	$
Technical know-how	1,577	(1,562)	15
Computer software	39,059	(20,082)	18,977
Total intangible assets, net	40,636	(21,644)	18,992

	Gross
	Carrying	Accumulated
At December 31, 2020	Amount	Amortization	Net
	$	$	$
Technical know-how	1,543	(1,525)	18
Computer software	41,085	(18,674)	22,411
Total intangible assets, net	42,628	(20,199)	22,429